Pension Plan (Annual and Quarter) (Detail) - Pension plan assets by level within the fair value hierarchy (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Guaranteed investment contracts [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Guaranteed investment contracts [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Guaranteed investment contracts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Guaranteed investment contracts [Member] Netting [Member]	Dec. 31, 2011 Mutual Stock Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Mutual Stock Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Mutual Stock Funds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Mutual Stock Funds [Member] Netting [Member]	Sep. 30, 2012 Equity Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Equity Funds [Member] Fair Value, Inputs, Level 1 [Member]	Sep. 30, 2012 Equity Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Equity Funds [Member] Fair Value, Inputs, Level 2 [Member]	Sep. 30, 2012 Equity Funds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Equity Funds [Member] Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2012 Equity Funds [Member] Netting [Member]	Dec. 31, 2011 Equity Funds [Member] Netting [Member]	Sep. 30, 2012 Money Market Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Money Market Funds [Member] Fair Value, Inputs, Level 1 [Member]	Sep. 30, 2012 Money Market Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Money Market Funds [Member] Fair Value, Inputs, Level 2 [Member]	Sep. 30, 2012 Money Market Funds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Money Market Funds [Member] Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2012 Money Market Funds [Member] Netting [Member]	Dec. 31, 2011 Money Market Funds [Member] Netting [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2012 Netting [Member]	Dec. 31, 2011 Netting [Member]
Fair Value, Pension plan assets	$ 5,361	$ 5,287	$ 5,441		$ 2,053		$ 2,053	$ 925			$ 925			$ 2,885	$ 2,342			$ 2,885	$ 2,342	$ 41	$ 41					$ 41	$ 41	$ 1,133	$ 966	$ 4,982	$ 4,395			$ 6,115	$ 5,361